Loans - Changes in the carrying amount and the accretable yield for the acquired loans (Details) - ASC Subtopic 310-30 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Accretable yield
Beginning Balance	$ 1,092,504	$ 1,214,488
Additions	23,556	6,535
Accretion	(144,976)	(166,272)
Change In Expected Cash Flows	30,258	37,753
Ending Balance	1,001,342	1,092,504
Carrying amount of loans
Beginning Balance	1,883,556	2,108,993
Additions	39,492	16,645
Accretion	144,976	166,272
Collections / loan sales / charge-offs	(424,306)	(408,354)
Ending Balance	1,643,718	1,883,556
Less: Allowance for loan losses	(74,039)	(122,135)
Carrying amount, net of allowance	$ 1,569,679	$ 1,761,421